Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Sep. 27, 2021
C000229339
Account Value [Line Items]
Line Graph and Table Measure Name	(Regulatory/Strategy Benchmark)
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 9,533	$ 9,560	$ 9,460	$ 9,472	$ 9,039	$ 9,036	$ 8,851	$ 8,828	$ 8,923	$ 8,745	$ 8,748	$ 8,935	$ 9,118	$ 9,686	$ 10,037	$ 10,000